Statement of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Research and Development expenses	$ 59,940	$ 19,881	$ 25,512
General and administrative expenses	219,408	63,733	227,996
Operating loss	279,348	83,614	253,508
Financing expenses	19,977	3,738	369
Financing income
Net finance expenses	19,977	3,738	369
Loss before income taxes	299,325	87,352	253,877
Income taxes
Total comprehensive loss for the period	$ 299,325	$ 87,352	$ 253,877
Basic net loss per share attributable to ordinary equity holders	$ 0.0036	$ 0.0011	$ 0.0032
Weighted average number of common shares outstanding during the period - basic and diluted	82,512,544	81,519,167	79,873,732